Cover	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	BK Technologies Corporation
Entity Central Index Key	0000002186
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 03, 2022
Entity File Number	001-32644
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4064262
Entity Address Address Line 1	7100 Technology Drive
Entity Address City Or Town	West Melbourne
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32904
City Area Code	321
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	984-1414
Trading Symbol	BKTI
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $0.60 per share